Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Direct sales, net	$ 31,658,751	$ 20,297,424	$ 15,866,782
Distribution sales, net	5,825,742	4,789,845	1,200,247
Total revenues, net	37,484,493	25,087,269	17,067,029
Cost of revenues:
Direct sales	8,565,312	5,080,307	3,963,203
Distribution sales	1,910,990	1,550,081	596,823
Total cost of revenues	10,476,302	6,630,388	4,560,026
Gross profit	27,008,191	18,456,881	12,507,003
Operating (expenses) income
Advertising expenses	(2,438,131)	(1,290,527)	(1,725,940)
Other selling and marketing expenses	(15,740,742)	(9,513,317)	(6,980,009)
General and administrative expenses	(9,316,541)	(7,132,340)	(9,036,971)
Other operating income, net	6,033,728	2,136,263	1,473,055
Total operating expenses	(21,461,686)	(15,799,921)	(16,269,865)
(Loss) income from continuing operations	5,546,505	2,656,960	(3,762,862)
Interest expense		(95)
Interest income	295,294	400,439	533,622
Other income (expenses), net	3,185,154	32,564,328	11,638,843
Income from continuing operations before income taxes and equity in losses of affiliates	9,026,953	35,621,632	8,409,603
Income tax benefit (expense)	1,973,691	(3,183,749)	7,892,169
Income from continuing operations before equity in losses of affiliates	11,000,644	32,437,883	16,301,772
Discontinued operations:
Loss from discontinued operations	(1,061,087)	(990,235)	(3,921,926)
Loss from discontinued operations before equity in losses of affiliates	(1,061,087)	(990,235)	(3,921,926)
Equity in losses of affiliates	(109,102)	(324,900)
Net income	9,830,455	31,122,748	12,379,846
Net loss attributable to non-controlling interests	(5,776)	(4,436)	(4,457)
Net income attributable to Acorn International, Inc.	$ 9,836,231	$ 31,127,184	$ 12,384,303
Income per ordinary share:
Basic and diluted	$ 0.19	$ 0.60	$ 0.19
Continuing operations	0.21	0.62	0.25
—Discontinued operations	$ (0.02)	$ (0.02)	$ (0.06)
Shares used in calculating income per ordinary share:
Basic and diluted	51,619,218	52,546,325	65,836,869
Includes share-based compensation related to:
General and administrative expenses			$ 25,000